Roundhill Generative AI & Technology ETF

Schedule of Investments

July 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Commercial Services - 0.5%
Appier Group, Inc. (a)	106,671	$874,864

Computers - 9.3%
Apple, Inc.	16,304	3,620,792
Dell Technologies, Inc. - Class C	32,775	3,725,862
Hewlett Packard Enterprise Co.	86,404	1,720,304
Inventec Corp.	1,087,686	1,578,419
Quanta Computer, Inc.	190,755	1,581,404
Super Micro Computer, Inc. (a)	3,603	2,528,045
Wistron Corp.	560,935	1,651,917
Wiwynn Corp.	26,108	1,612,389
		18,019,132

Electric - 1.4%
Constellation Energy Corp.	4,918	933,436
NRG Energy, Inc.	11,600	871,972
Vistra Corp.	12,066	955,869
		2,761,277

Electrical Components & Equipment - 1.4%
Eaton Corp. PLC	8,643	2,634,300

Electronics - 0.9%
Coherent Corp. (a)	24,428	1,702,143

Home Furnishings - 0.0%(b)
Mobvoi, Inc. (a)	289,000	48,093

Internet - 22.7%
Alibaba Group Holding Ltd.	418,669	4,142,744
Alphabet, Inc. - Class A	68,730	11,789,944
Amazon.com, Inc. (a)	34,065	6,369,474
Baidu, Inc. - Class A (a)	757,572	8,504,744
Meta Platforms, Inc. - Class A	15,702	7,455,781
Tencent Holdings Ltd.	124,661	5,779,853
		44,042,540

Machinery - Construction & Mining - 1.3%
Vertiv Holdings Co. - Class A	33,192	2,612,210

Semiconductors - 36.4%(c)
Advanced Micro Devices, Inc. (a)	47,748	6,898,631
Advantest Corp.	96,588	3,870,325
Alphawave IP Group PLC (a)	918,311	1,832,989
ARM Holdings PLC - ADR (a)	19,174	2,764,316
ASML Holding NV	1,989	1,830,526
Astera Labs, Inc. (a)	37,300	1,635,232
Broadcom, Inc.	36,517	5,867,552
Intel Corp.	131,766	4,050,487
Marvell Technology, Inc.	78,675	5,269,651
Micron Technology, Inc.	25,333	2,782,070
NVIDIA Corp.	133,381	15,608,245
QUALCOMM, Inc.	16,233	2,937,361
Samsung Electronics Co. Ltd.	55,856	3,403,899

SK Hynix, Inc.	44,919	6,349,183
Taiwan Semiconductor Manufacturing Co. Ltd.	195,688	5,560,468
		70,660,935

Software - 21.5%
Adobe, Inc. (a)	11,741	6,476,922
C3.ai, Inc. - Class A (a)	88,556	2,368,873
Cadence Design Systems, Inc. (a)	3,323	889,434
iFLYTEK Co. Ltd. - Class A	325,395	1,788,377
Microsoft Corp.	28,388	11,876,120
Oracle Corp.	32,671	4,555,971
Palantir Technologies, Inc. - Class A (a)	73,228	1,969,101
Salesforce, Inc.	20,260	5,243,288
SenseTime Group, Inc. - Class B (a)	11,612,214	1,798,615
ServiceNow, Inc. (a)	5,926	4,826,075
		41,792,776

Telecommunications - 4.2%
Arista Networks, Inc. (a)	16,062	5,566,286
Nice Ltd. - ADR (a)	9,458	1,711,898
Sakura Internet, Inc.	39,671	813,406
		8,091,590
TOTAL COMMON STOCKS (Cost $176,385,655)		193,239,860

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.23% (d)	813,997	813,997
TOTAL SHORT-TERM INVESTMENTS (Cost $813,997)		813,997

TOTAL INVESTMENTS - 100.0% (Cost $177,199,652)		194,053,857
Other Assets in Excess of Liabilities - 0.0% (b)		35,601
TOTAL NET ASSETS - 100.0%		$194,089,458

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

Roundhill Generative AI & Technology ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$193,239,860	$—	$—	$193,239,860
Money Market Funds	813,997	—	—	813,997
Total Assets	$194,053,857	$—	$—	$194,053,857

Refer to the Schedule of Investments for further disaggregation of investment categories.